Accounts receivable, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Schedule of accounts receivable
Accounts receivable consisted of the following:

	September 30,	December 31,
	2020	2019
Accounts receivable	$62,040	$42,408
Less — allowance for sales returns and doubtful accounts	(5,125)	(3,049)

	$56,915	$39,359

Accounts receivable consisted of the following:

	December 31,
	2019	2018
Accounts receivable	$42,408	$37,497
Less—allowance for sales returns and doubtful accounts	(3,049)	(3,420)

	$39,359	$34,077

Schedule of allowance for sales returns and doubtful accounts
The Company’s allowance for sales returns and doubtful accounts was comprised of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Balance at beginning of period	$3,928	$3,021	$3,049	$3,420
Additions (reductions)	1,589	(56)	2,559	(29)
Write-offs	(392)	(30)	(483)	(456)

Balance at end of period	$5,125	$2,935	$5,125	$2,935

The Company’s allowance for sales returns and doubtful accounts was comprised of the following:

Balance as of December 31, 2017	$3,225
Additions	1,157
Write-offs	(962)

Balance as of December 31, 2018	$3,420
Additions	239
Write-offs	(610)

Balance as of December 31, 2019	$3,049